CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Available for sale, amortized cost (in dollars)	$ 1,205,912	$ 1,256,862	$ 978,502
Held to maturity, fair value (in dollars)	65,631
Covered loans, allowance	$ 4,115	$ 1,061
Statement
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	125,000,000	100,000,000	100,000,000
Common stock, shares issued	90,180,699	90,175,688	83,487,340
Common stock, shares outstanding	90,180,699	90,175,688	83,487,340
Series B Preferred Stock
Statement
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, liquidation value per share (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares issued	114,068	114,068	114,068
Preferred stock, shares outstanding	114,068	114,068	114,068